WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	ARGENTINA — 3.4%
32	MercadoLibre, Inc.*	$65,663
	BRAZIL — 8.2%
73,600	Hapvida Participacoes e Investimentos S.A.*	54,041
10,600	Rumo S.A.	38,916
12,490	TOTVS S.A.	65,480
		158,437
	CANADA — 4.3%
516	Canadian Pacific Kansas City Ltd.	44,130
2,572	Ivanhoe Mines Ltd. - Class A*	38,261
		82,391
	CHINA — 6.2%
5,400	Shenzhou International Group Holdings Ltd.	49,006
1,242	Tencent Holdings Ltd.	71,032
		120,038
	HONG KONG — 8.6%
11,414	AIA Group Ltd.	102,263
1,500	Hong Kong Exchanges & Clearing Ltd.	62,942
		165,205
	HUNGARY — 2.9%
1,793	Richter Gedeon Nyrt	55,209
	INDIA — 8.2%
1,269	HDFC Bank Ltd. - ADR	79,389
1,496	ICICI Bank Ltd. - ADR	44,655
662	Tata Consultancy Services Ltd.	33,720
		157,764
	INDONESIA — 1.2%
34,430	Bank Central Asia Tbk P.T.	23,480
	JAPAN — 4.1%
10,200	Nippon Paint Holdings Co., Ltd.	77,888
	MALAYSIA — 3.0%
33,500	IHH Healthcare Bhd	58,169
	MEXICO — 5.7%
3,529	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	61,278

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
23,755	Megacable Holdings S.A.B. de C.V.	$49,247
		110,525
	NETHERLANDS — 2.9%
36	Adyen N.V.*	56,204
	PANAMA — 1.6%
327	Copa Holdings S.A. - Class A	30,686
	PERU — 3.4%
359	Credicorp Ltd.	64,968
	SINGAPORE — 4.5%
3,477	United Overseas Bank Ltd.	87,026
	SOUTH AFRICA — 4.0%
3,017	Bid Corp. Ltd.	77,313
	SOUTH KOREA — 7.2%
2,349	Coupang, Inc.*	57,668
1,703	Samsung Electronics Co., Ltd.	80,091
		137,759
	SWEDEN — 3.0%
2,637	Epiroc A.B. - Class A	56,994
	TAIWAN — 8.6%
10,304	Feng TAY Enterprise Co., Ltd.	50,793
3,760	Taiwan Semiconductor Manufacturing Co., Ltd.	113,704
		164,497
	UNITED KINGDOM — 2.7%
335	AstraZeneca PLC	51,898
	UNITED STATES — 5.3%
1,652	Baker Hughes Co.	59,720
367	Exxon Mobil Corp.	43,020
		102,740
	TOTAL COMMON STOCKS
	(Cost $1,624,596)	1,904,854

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.4%
$45,933	UMB Bank, Money Market Special II, 4.68%[1]	$45,933
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $45,933)	45,933
	TOTAL INVESTMENTS — 101.4%
	(Cost $1,670,529)	1,950,787
	Liabilities in Excess of Other Assets — (1.4)%	(26,418)
	TOTAL NET ASSETS — 100.0%	$1,924,369

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.